Trade and other receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

	December 31, 2018	December 31, 2017
Trade accounts receivable	$21,724	$20,439
Other receivables	7,706	1,637
Contract assets	9,094	1,004
	$38,524	$23,080
Trade and other receivables:

	December 31, 2018	December 31, 2017
Trade accounts receivable	$21,724	$20,439
Other receivables	7,706	1,637
Contract assets	9,094	1,004
	$38,524	$23,080

Contract assets primarily relate to the Corporation's rights to consideration for work completed but not billed as at December 31, 2018 for engineering services and technology transfer services.

Contract assets	December 31, 2018
At January 1, 2018	$1,004
Additions to contract assets	9,030
Invoiced during the year	(940)
At December 31, 2018	$9,094